Deferred Revenue	6 Months Ended
Sep. 30, 2024
Accruals And Deferred Income Including Contract Liabilities Abstract
Deferred Revenue [Text Block]

14.      Deferred Revenue

The Company recorded Deferred Revenue of $10,080,528 for deposits received from customers for the sale of all-electric vehicles and parts which were not delivered as at September 30, 2024 (March 31, 2024 - $9,942,385).

	Six months ended,	Twelve months ended,
	September 30, 2024	March 31, 2024
Deferred Revenue, beginning of period	$9,942,385	$9,998,609
Additions to deferred revenue during the period	715,350	4,361,857
Deposits returned	(3,000)	(234,415)
Revenue recognized from deferred revenue during the period	(239,205)	(4,183,666)
Deferred Revenue, end of period	$10,415,530	$9,942,385

Current portion	$7,539,289	$7,066,145
Long term portion	2,876,240	2,876,240
	$10,415,529	$9,942,385